Subsequent Events (Details Narrative) - Subsequent Event [Member]		1 Months Ended
	Oct. 02, 2017 shares	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)
First Lease [Member]
Monthly rent | $		$ 1,875
Lease expires date		Sep. 30, 2020	Sep. 30, 2020
First Lease [Member] | RMB [Member]
Monthly rent | ¥			¥ 12,353
Second Lease [Member]
Monthly rent | $		$ 1,320
Lease expires date		Sep. 30, 2019	Sep. 30, 2019
Second Lease [Member] | RMB [Member]
Monthly rent | ¥			¥ 8,964
Class A Common Stock [Member]
Stock issued during period for services | shares	82,000